Finance and Other Expenses - Summary of Finance and Other Expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance And Other Expenses [Abstract]
Lease liability interest expense	£ 34	£ 47	£ 8
Net foreign exchange losses	2,118		44
Total Finance and other expenses	£ 2,152	£ 47	£ 52